Financial Instruments and Risk Management, Credit risk (Details) - Credit risk [member] - AUD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit risk [Abstract]
Maximum exposure to credit risk	$ 100.0	$ 108.3
Cash and cash equivalents and other long-term fixed deposits	$ 72.5	$ 90.8
Impairments expected credit loss period	12 months